Revenue Recognition (Details) - Schedule of revenue streams - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition (Details) - Schedule of revenue streams [Line Items]
Total revenues	$ 148,492	$ 84,919
Private Label [Member]
Revenue Recognition (Details) - Schedule of revenue streams [Line Items]
Total revenues	$ 62,906	$ 63,820
Total revenues percentage	42.00%	75.00%
Tattooed Chef [Member]
Revenue Recognition (Details) - Schedule of revenue streams [Line Items]
Total revenues	$ 84,592	$ 18,280
Total revenues percentage	57.00%	22.00%
Other revenues [Member]
Revenue Recognition (Details) - Schedule of revenue streams [Line Items]
Total revenues	$ 994	$ 2,819
Total revenues percentage	1.00%	3.00%